Deferred Income Tax - Deferred Tax Benefit and Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	¥ 56,011	¥ (141,365)	¥ 29,453
Property, plant and equipment [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	91,002	(8,521)
Tax losses carried forward [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	(78,217)	2,861
Investment securities [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	(54,760)	7,708
Derivative financial instruments [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	37,699	(108,466)
Loans and advances [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	28,514	(32,339)
Goodwill and intangible assets [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	6,634	33,248
Retirement benefits [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	5,350	125
Right of use assets [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	4,539	(8,924)
Lease liabilities [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	(4,254)	9,156
Provision for interest repayment [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	(1,778)	(1,862)
Lease transactions [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	1,450	539
Other temporary differences-net [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	¥ 19,832	¥ (34,890)